Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 44,734	$ 60,371
Prepaid expenses	41,759	37,979
Promotional items and related advances	17,173	16,774
Others	234	710
Prepaid expense and other assets, total	$ 103,900	$ 115,834